Offerings - Offering: 1	Sep. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 17,317,842.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,651.36
Offering Note	In accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the maximum aggregate number shares of common stock, $0.001 par value per share (the “Common Stock”), of Workhorse Group Inc. (“Workhorse”) is based on 15,393,638 shares of Common Stock estimated to be issued pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated August 15, 2025, by and among Workhorse, Omaha Intermediate 2, Inc., Omaha Intermediate, Inc., Omaha Merger Subsidiary, Inc., and Motiv Power Systems, Inc. (“Motiv”), assuming the estimated number of shares of Common Stock to be issued is determined based on information as to the fully-diluted Common Stock outstanding as of September 18, 2025, certain assumed equity values of Workhorse and Motiv, and other assumptions discussed in the Merger Agreement, including the assumption that Motiv investors will own approximately 62.5% of the combined company, on a fully-diluted basis, following the consummation of the transactions contemplated by the Merger Agreement and prior to giving effect to any reverse stock split, the Equity Financing and the Convertible Financing (as described in the proxy statement).

In accordance with Rule 0-11 under the Exchange Act, the proposed maximum aggregate value of the transactions contemplated by the Merger Agreement estimated solely for purposes of calculating the filing fee, as of September 18, 2025, was determined by multiplying 15,393,638 shares of Common Stock expected to be issued pursuant to the Merger Agreement by $1.125, representing the average of the high and low prices of the Common Stock reported on the Nasdaq Capital Market on September 18, 2025 (a specified date within 5 business days prior to the date of the accompanying proxy statement).

In accordance with Section 14(g) of, and Rule 0-11 under, the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction described above by 0.00015310.